UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12636 High Bluff Drive, Suite 220
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Art Lascano
Title:     Fund Administrator
Phone:     760-804-7742

Signature, Place, and Date of Signing:

      /s/ Art Lascano     Carlsbad, CA     February 07, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $114,702 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAMES INVT CORP MD             COM              00253G108     3579   334500 SH       SOLE                   334500        0        0
ACACIA RESH CORP               ACACIA TCH COM   003881307     1752   330500 SH       SOLE                   330500        0        0
ADVANCED MICRO DEVICES INC     COM              007903107     3303   150000 SH       SOLE                   150000        0        0
AGERE SYS INC                  CL A             00845V100     2192  1600000 SH       SOLE                  1600000        0        0
AMERISOURCEBERGEN CORP         COM              03073E105      381     6500 SH       SOLE                     6500        0        0
APPLE COMPUTER INC             COM              037833100    14490   225000 SH       SOLE                   225000        0        0
CERNER CORP                    COM              156782104      273    30000 SH  CALL SOLE                    30000        0        0
CIENA CORP                     COM              171779101     4342  1300000 SH       SOLE                  1300000        0        0
DANIELSON HLDG CORP            COM              236274106     2662   315000 SH       SOLE                   315000        0        0
EBAY INC                       COM              278642103     3490    30000 SH       SOLE                    30000        0        0
ENERGY PARTNERS LTD            COM              29270U105     2361   116500 SH       SOLE                   116500        0        0
EVERGREEN SOLAR INC            COM              30033R108      656   150000 SH       SOLE                   150000        0        0
FORDING CDN COAL TR            TR UNIT          345425102     1929    25000 SH       SOLE                    25000        0        0
FOUNDATION COAL HLDGS INC      COM              35039W100     3982   172700 SH       SOLE                   172700        0        0
GLOBAL SIGNAL INC              COM              37944Q103     4327   157100 SH       SOLE                   157100        0        0
GOLD KIST INC                  COM              380614107     1084    79600 SH       SOLE                    79600        0        0
HUDSON CITY BANCORP            COM              443683107     1841    50000 SH       SOLE                    50000        0        0
INVITROGEN CORP                COM              46185R100     2014    30000 SH       SOLE                    30000        0        0
IONATRON INC                   COM              462070103     3172   280000 SH       SOLE                   280000        0        0
ISOLAGEN INC                   COM              46488N103     4099   520800 SH       SOLE                   520800        0        0
KERR MCGEE CORP                COM              492386107     2890    50000 SH       SOLE                    50000        0        0
LAIDLAW INTL INC               COM              50730R102     3424   160000 SH       SOLE                   160000        0        0
NETLOGIC MICROSYSTEMS INC      COM              64118B100      200    20000 SH       SOLE                    20000        0        0
NORTEL NETWORKS CORP NEW       COM              656568102     1735   500000 SH       SOLE                   500000        0        0
OPENTV CORP                    CL A             G67543101      480   125000 SH       SOLE                   125000        0        0
PORTAL SOFTWARE INC            COM NEW          736126301      262   100000 SH       SOLE                   100000        0        0
PXRE GROUP LTD                 COM              G73018106     6050   240000 SH       SOLE                   240000        0        0
SAXON CAP INC NEW              COM              80556T106     3028   126200 SH       SOLE                   126200        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104      864    50000 SH       SOLE                    50000        0        0
SONUS PHARMACEUTICALS INC      COM              835692104     2595   735000 SH       SOLE                   735000        0        0
STRYKER CORP                   COM              863667101     2413    50000 SH       SOLE                    50000        0        0
TELEWEST GLOBAL INC            COM              87956T107     3996   227300 SH       SOLE                   227300        0        0
THOMSON                        SPONSORED ADR    885118109     1328    50000 SH       SOLE                    50000        0        0
TXU CORP                       COM              873168108     2582    40000 SH       SOLE                    40000        0        0
VERISIGN INC                   COM              92343E102     5575   500000 SH  CALL SOLE                   500000        0        0
VERIZON COMMUNICATIONS         COM              92343V104     2026    50000 SH       SOLE                    50000        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100     4107   150000 SH       SOLE                   150000        0        0
WESTERN DIGITAL CORP           COM              958102105      542    50000 SH       SOLE                    50000        0        0
WILLIAMS COS INC DEL           COM              969457100     1140    70000 SH       SOLE                    70000        0        0
YAHOO INC                      COM              984332106     7536   200000 SH       SOLE                   200000        0        0